Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Measurements

Note 7 – Fair Value Measurements

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities, and debt, none of which are measured at fair value on a recurring basis. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities approximate their fair value due to the short-term nature of these financial instruments. The Company’s long-term financial liabilities consist of the long-term debt. Long-term debt is recorded on the unaudited condensed consolidated balance sheets at issuance price and adjusted for any applicable unamortized discounts or premiums.

The Company accounts for its fair value measurements in accordance with accounting guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value hierarchy for disclosure of fair value measurements is as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities

Level 2 – Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 – Inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

At March 31, 2016 and December 31, 2015, the Company had approximately $230.5 million and $195.4 million, respectively, of cash invested in money market deposit accounts which were included in cash and cash equivalents on the accompanying unaudited condensed consolidated balance sheets (Level 1).

The Company reports transfers in and out of Levels 1, 2 and 3, as applicable, using the fair value of the individual securities as of the beginning of the reporting period in which the transfer(s) occurred. There were no transfers in or out of Level 1, 2, or 3 during the three months ended March 31, 2016 and the year ended December 31, 2015.

Assets that are measured at fair value on a nonrecurring basis relate primarily to our tangible fixed assets. For these assets, the Company does not periodically adjust carrying value to fair value, except in the event of impairment. When the Company determines that an impairment has occurred, the carrying value is reduced to fair value and the difference is recorded as an impairment loss in our consolidated statements of income.

As of March 31, 2016, the carrying value of the Company’s outstanding borrowings under the Amended Facility was approximately $386.1 million as compared to a fair value of $386.1 million (Level 2). As of December 31, 2015, the carrying value of the Company’s outstanding borrowings under the Amended Facility was approximately $387.1 million as compared to a fair value of $385.2 million (Level 2). The estimated fair value of the Company’s debt was based primarily on reported market values, recently completed market transactions and estimates based upon interest rates, maturities and credit risk.

Note 8 – Fair Value Measurements

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities, deferred compensation, and debt, none of which are measured at fair value on a recurring basis. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and other current liabilities approximate their fair value due to the short-term nature of these financial instruments. The Company’s long-term financial liability consists of long-term debt. The financial liability of the Company’s deferred compensation is short-term and recorded at the present value of the liability (which approximates fair value) under the Growth Plan (defined in Note 9) and is included in other current liabilities on the accompanying consolidated balance sheets. Long-term debt is recorded on the consolidated balance sheets at issuance price and adjusted for any applicable unamortized discounts or premiums.

The Company accounts for its fair value measurements in accordance with accounting guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The fair value hierarchy for disclosure of fair value measurements is as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities

Level 2 – Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 – Inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

At December 31, 2015 and December 31, 2014, we had approximately $195.4 million and $90.1 million, respectively, of cash invested in money market deposit accounts which were included in cash and cash equivalents on the accompanying consolidated balance sheets (Level 1).

The Company reports transfers in and out of Levels 1, 2, and 3, as applicable, using the fair value of the individual securities as of the beginning of the reporting period in which the transfer(s) occurred. There were no transfers in or out of Level 1, 2, or 3 during the years ended December 31, 2015 and 2014.

Assets that are measured at fair value on a nonrecurring basis relate primarily to our tangible fixed assets. For these assets, we do not periodically adjust carrying value to fair value, except in the event of impairment. Should we determine that an impairment has occurred, the carrying value would be reduced to fair value and the difference is recorded as an impairment loss in our consolidated statements of income.

As of December 31, 2015, the carrying value of the Company’s outstanding borrowings under the credit facility was approximately $387.1 million as compared to a fair value of $385.2 million (Level 2). As of December 31, 2014, the carrying value of the Company’s outstanding borrowings under the credit facility was approximately $391.1 million as compared to a fair value of $386.2 million (Level 2). The estimated fair value of the Company’s debt was based primarily on reported market values, recently completed market transactions and estimates based upon interest rates, maturities, and credit risk.